DISCONTINUED OPERATIONS (Schedule Of Calculation Of Gain (Loss) On Consolidation) (Details) $ in Thousands, ¥ in Millions			3 Months Ended	12 Months Ended
		Oct. 28, 2014 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May 31, 2016 CNY (¥)
Calculation of gain on deconsolidation
Current liabilities					$ (8,138)
Amounts due to Renren Inc.				(14,625)	(4,957)	$ (751)	¥ (70)
Gain on deconsolidation of Online Gaming				$ 8,310		$ 489
Qianjun Technology [Member]
Calculation of gain on deconsolidation
Deconsolidation of subsidiary, date						Dec. 01, 2014
Cash consideration received		$ 25,000				$ 25,000
Less: The repayment of intercompany loan provided by the Company						21,831
Net consideration						3,169
Other current assets						3,654
Property and equipment, net						2,347
Intangible assets, net						11,509
Goodwill						13,652
Other non-current assets						78
Income tax payable						(426)
Net assets of Qianjun Technology						725
Less: Transaction related cost	[1]					1,955
Current liabilities						(8,426)
Amounts due to Renren Inc.						(21,831)
Less: Cash and cash equivalents						168
Gain on deconsolidation of Online Gaming						$ 489
Online Gaming [Member]
Calculation of gain on deconsolidation
Less: The repayment of intercompany loan provided by the Company			$ 7,500
Net consideration			10,000
The proceeds			17,500
Less: Cash and cash equivalents			15,982
Prepaid expenses and other current assets			2,737
Property and equipment, net			194
Intangible assets, net			263
Other non-current assets			1,508
Accounts payable			(1,209)
Accrued expenses and other current liabilities			(7,062)
Amounts due to Renren Inc.			(7,500)
Deferred revenue			(3,677)
Net assets of Online Gaming			1,236
Less: Tax expenses			454
Gain on deconsolidation of Online Gaming			$ 8,310

[1]	The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 16).